CONSOLIDATED BALANCE SHEET - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Assets	R$ 31,957,889	R$ 32,600,365
Current assets	5,998,126	7,607,388
Cash and cash equivalents	1,075,530	2,960,718
Marketable securities	784,841	765,614
Trade accounts receivable	2,838,808	2,540,856
Inventory	183,059	123,785
Indirect taxes, charges and contributions recoverable	280,254	386,001
Direct taxes, charges and contributions recoverable	347,505	323,040
Prepaid expenses	272,060	168,366
Financial instruments	50,769	53,875
Financial leases	22,491	19,773
Regulatory credits recoverable	41,612	68,571
Other current assets	101,197	196,789
Non-current assets	25,959,763	24,992,977
Long term receivables	4,074,137	2,841,962
Marketable securities	5,229	2,997
Trade accounts receivable	130,308	26,207
Indirect taxes, charges and contributions recoverable	912,511	949,586
Direct taxes, charges and contributions recoverable	558,016	209,503
Deferred taxes	801,971	0
Judicial deposits	1,345,113	1,366,576
Prepaid expenses	74,381	39,466
Financial instruments	30,639	26,915
Financial leases	185,558	185,558
Other non-current assets	30,411	35,154
Property, plant and equipment	11,203,622	10,838,488
Intangible assets	10,682,004	11,312,527
Liabilities and shareholders' equity	31,957,889	32,600,365
Liabilities	12,163,052	14,449,181
Current liabilities	7,075,379	7,224,437
Suppliers	4,323,374	3,986,557
Borrowing and financing	698,728	1,351,860
Finance leases	205,048	176,925
Financial instruments	2,373	14,044
Payroll and related charges	211,685	262,450
Indirect taxes, charges and contributions payable	451,169	305,266
Direct taxes, charges and contributions payable	332,333	260,786
Dividends and interest on shareholders' equity payable	370,105	143,591
Authorizations payable	65,464	233,173
Deferred revenue	406,867	480,431
Other current liabilities	8,233	9,354
Non-current liabilities	5,087,673	7,224,744
Borrowing and financing	964,289	3,339,084
Financial instruments	9,245	18,419
Finance leases	1,735,026	1,710,247
Indirect taxes, charges and contributions payable	2,772	2,527
Direct taxes, charges and contributions payable	209,880	206,788
Deferred taxes	0	98,919
Provision for legal and administrative proceedings	849,408	528,320
Pension plan and other post-employment benefits	2,850	2,635
Authorizations payable	348,336	273,527
Deferred revenue	906,600	990,932
Other non-current liabilities	59,267	53,346
Shareholders' equity	19,794,837	18,151,184
Share capital	9,866,298	9,866,298
Capital reserve	412,091	416,161
Profit reserve	9,524,124	7,884,223
Accumulated other comprehensive income	847	989
Treasury shares	R$ (8,523)	R$ (16,487)